Debt - Schedule of Long Term Debt Obligations (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Total loans and borrowings	$ 283,332
Successor [Member]
Less: unamortized debt issuance costs	(323)
Total loans and borrowings	283,332
Less: current portion of long term borrowings	16,368
Long-term debt, net unamortized debt issuance costs and excluding current installments	266,964
Successor [Member] | Murabaha Credit Facility [Member]
Total loans and borrowings	150,000
Successor [Member] | APICORP Bilateral Term Facility [Member]
Total loans and borrowings	50,000
Successor [Member] | SABB Bilateral Term Facility [Member]
Total loans and borrowings	50,000
Successor [Member] | Term Loan Ahli Bank [Member]
Total loans and borrowings	2,858
Successor [Member] | National Bank of Oman [Member]
Total loans and borrowings	26,667
Successor [Member] | National Bank of Oman [Member]
Total loans and borrowings	$ 4,130
Predecessor [Member]
Less: unamortized debt issuance costs		$ (2,976)
Total loans and borrowings		147,024
Less: current portion of long term borrowings
Long-term debt, net unamortized debt issuance costs and excluding current installments		147,024
Predecessor [Member] | Murabaha Credit Facility [Member]
Total loans and borrowings		150,000
Predecessor [Member] | APICORP Bilateral Term Facility [Member]
Total loans and borrowings
Predecessor [Member] | SABB Bilateral Term Facility [Member]
Total loans and borrowings
Predecessor [Member] | Term Loan Ahli Bank [Member]
Total loans and borrowings
Predecessor [Member] | National Bank of Oman [Member]
Total loans and borrowings
Predecessor [Member] | National Bank of Oman [Member]
Total loans and borrowings